Goodwill And Other Intangible Assets (Summary Of Core Deposit Intangibles) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount				$ 9,802	$ 8,387
Accumulated amortization				(6,266)	(5,590)
Total	$ 2,797	$ 3,741	$ 3,741	$ 3,536	$ 2,797
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	2,797	3,741
Core deposit intangible acquired in conjunction with the acquisition of AFB	1,415	0
Amortization expense	(676)	(944)	(1,000)
Ending balance	$ 3,536	$ 2,797	$ 3,741